Insurance and Reinsurance Contract Assets and Liabilities - Summary Of Expected Recognition Of Contractual Service Margin (Detail) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	$ 21,301	$ 17,977
Less than 1 year [Member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	1,912	1,558
1 to 5 years [Member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	6,113	5,039
5 to 10 years [Member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	5,069	4,301
10 to 20 Year [Member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	5,139	4,486
More than 20 Year [Member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	3,068	2,593
Canada [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	4,061	3,677
Canada [member] | Insurance Contracts Issued [Member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	4,343	3,992
Canada [member] | Reinsurance contracts held [Member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(282)	(315)
Canada [member] | Less than 1 year [Member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	343	297
Canada [member] | Less than 1 year [Member] | Insurance Contracts Issued [Member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	379	333
Canada [member] | Less than 1 year [Member] | Reinsurance contracts held [Member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(36)	(36)
Canada [member] | 1 to 5 years [Member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	1,130	988
Canada [member] | 1 to 5 years [Member] | Insurance Contracts Issued [Member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	1,213	1,088
Canada [member] | 1 to 5 years [Member] | Reinsurance contracts held [Member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(83)	(100)
Canada [member] | 5 to 10 years [Member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	964	867
Canada [member] | 5 to 10 years [Member] | Insurance Contracts Issued [Member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	1,016	936
Canada [member] | 5 to 10 years [Member] | Reinsurance contracts held [Member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(52)	(69)
Canada [member] | 10 to 20 Year [Member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	1,038	953
Canada [member] | 10 to 20 Year [Member] | Insurance Contracts Issued [Member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	1,084	1,015
Canada [member] | 10 to 20 Year [Member] | Reinsurance contracts held [Member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(46)	(62)
Canada [member] | More than 20 Year [Member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	586	572
Canada [member] | More than 20 Year [Member] | Insurance Contracts Issued [Member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	651	620
Canada [member] | More than 20 Year [Member] | Reinsurance contracts held [Member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(65)	(48)
U.S. [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	3,737	4,135
U.S. [member] | Insurance Contracts Issued [Member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	3,702	5,701
U.S. [member] | Reinsurance contracts held [Member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	35	(1,566)
U.S. [member] | Less than 1 year [Member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	338	352
U.S. [member] | Less than 1 year [Member] | Insurance Contracts Issued [Member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	388	541
U.S. [member] | Less than 1 year [Member] | Reinsurance contracts held [Member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(50)	(189)
U.S. [member] | 1 to 5 years [Member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	1,096	1,184
U.S. [member] | 1 to 5 years [Member] | Insurance Contracts Issued [Member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	1,235	1,770
U.S. [member] | 1 to 5 years [Member] | Reinsurance contracts held [Member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(139)	(586)
U.S. [member] | 5 to 10 years [Member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	933	1,035
U.S. [member] | 5 to 10 years [Member] | Insurance Contracts Issued [Member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	968	1,468
U.S. [member] | 5 to 10 years [Member] | Reinsurance contracts held [Member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(35)	(433)
U.S. [member] | 10 to 20 Year [Member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	913	1,079
U.S. [member] | 10 to 20 Year [Member] | Insurance Contracts Issued [Member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	823	1,375
U.S. [member] | 10 to 20 Year [Member] | Reinsurance contracts held [Member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	90	(296)
U.S. [member] | More than 20 Year [Member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	457	485
U.S. [member] | More than 20 Year [Member] | Insurance Contracts Issued [Member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	288	547
U.S. [member] | More than 20 Year [Member] | Reinsurance contracts held [Member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	169	(62)
Asia [Member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	13,478	10,113
Asia [Member] | Insurance Contracts Issued [Member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	14,171	10,248
Asia [Member] | Reinsurance contracts held [Member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(693)	(135)
Asia [Member] | Less than 1 year [Member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	1,229	905
Asia [Member] | Less than 1 year [Member] | Insurance Contracts Issued [Member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	1,273	922
Asia [Member] | Less than 1 year [Member] | Reinsurance contracts held [Member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(44)	(17)
Asia [Member] | 1 to 5 years [Member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	3,864	2,854
Asia [Member] | 1 to 5 years [Member] | Insurance Contracts Issued [Member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	4,066	2,933
Asia [Member] | 1 to 5 years [Member] | Reinsurance contracts held [Member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(202)	(79)
Asia [Member] | 5 to 10 years [Member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	3,147	2,387
Asia [Member] | 5 to 10 years [Member] | Insurance Contracts Issued [Member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	3,320	2,442
Asia [Member] | 5 to 10 years [Member] | Reinsurance contracts held [Member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(173)	(55)
Asia [Member] | 10 to 20 Year [Member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	3,203	2,440
Asia [Member] | 10 to 20 Year [Member] | Insurance Contracts Issued [Member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	3,308	2,435
Asia [Member] | 10 to 20 Year [Member] | Reinsurance contracts held [Member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(105)	5
Asia [Member] | More than 20 Year [Member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	2,035	1,527
Asia [Member] | More than 20 Year [Member] | Insurance Contracts Issued [Member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	2,204	1,516
Asia [Member] | More than 20 Year [Member] | Reinsurance contracts held [Member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(169)	11
Corporate [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	25	52
Corporate [member] | Insurance Contracts Issued [Member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(112)	(92)
Corporate [member] | Reinsurance contracts held [Member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	137	144
Corporate [member] | Less than 1 year [Member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	2	4
Corporate [member] | Less than 1 year [Member] | Insurance Contracts Issued [Member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(8)	(8)
Corporate [member] | Less than 1 year [Member] | Reinsurance contracts held [Member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	10	12
Corporate [member] | 1 to 5 years [Member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	23	13
Corporate [member] | 1 to 5 years [Member] | Insurance Contracts Issued [Member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(28)	(27)
Corporate [member] | 1 to 5 years [Member] | Reinsurance contracts held [Member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	51	40
Corporate [member] | 5 to 10 years [Member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	25	12
Corporate [member] | 5 to 10 years [Member] | Insurance Contracts Issued [Member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(28)	(23)
Corporate [member] | 5 to 10 years [Member] | Reinsurance contracts held [Member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	53	35
Corporate [member] | 10 to 20 Year [Member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(15)	14
Corporate [member] | 10 to 20 Year [Member] | Insurance Contracts Issued [Member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(34)	(24)
Corporate [member] | 10 to 20 Year [Member] | Reinsurance contracts held [Member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	19	38
Corporate [member] | More than 20 Year [Member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(10)	9
Corporate [member] | More than 20 Year [Member] | Insurance Contracts Issued [Member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(14)	(10)
Corporate [member] | More than 20 Year [Member] | Reinsurance contracts held [Member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	$ 4	$ 19